Parent-Only Financial Statements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net Income (loss)	$ (192)	$ 182	$ (3)	$ 68	$ (818)	$ 273	$ (270)	$ 601	$ 55	$ (214)
Adjustments to reconcile net income (loss) to cash from operating activities:
Stock options/awards										2
Net change in other assets									73	(37)
Cash Flows from Financing Activities:
Net cash provided by (used in) operating activities									2,061	2,153
Net (Decrease) Increase in Cash and Cash Equivalents									14	3
Parent Company
Cash Flows from Operating Activities:
Net Income (loss)									55	(214)
Adjustments to reconcile net income (loss) to cash from operating activities:
Stock options/awards										2
Equity in undistributed net (income) of subsidiary bank									(304)	509
Net change in other liabilities									1	4
Net change in other assets									(1)
Cash Flows from Financing Activities:
Dividends paid									(58)
Net cash provided by (used in) operating activities									(362)	515
Net (Decrease) Increase in Cash and Cash Equivalents									(307)	301
Cash and cash equivalents at beginning of period				817				516	817	516
Cash and cash equivalents at end of period	$ 510				$ 817				$ 510	$ 817